REINSURANCE - Schedule of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 16, 2024	Jul. 01, 2024
Premiums earned:
Gross amounts, including reinsurance assumed	$ 9,869	$ 5,430	$ 3,662
Reinsurance ceded	(1,602)	(1,293)	(651)
Net amount	8,267	4,137	3,011
Other policy revenue:
Gross amounts, including reinsurance assumed	902	413	224
Reinsurance ceded	(121)	0	0
Net amount	781	413	224
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	(11,432)	(4,769)	(3,236)
Reinsurance ceded	3,270	830	384
Net amount	(8,162)	(3,939)	(2,852)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	(2,253)	(900)	(325)
Reinsurance ceded	379	213	86
Interest sensitive contract benefits	(1,874)	(687)	(239)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	(184)	156	152
Reinsurance ceded	77	10	0
Net amount	(107)	166	$ 152
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit assets	13,195	3,388
Investments	92,966	39,838
Future policy benefits	14,088	$ 9,813
Subsidiary
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit assets					$ 3,300
Subsidiary | American Equity Investment Life Holdings
Effects of Reinsurance [Line Items]
Investments				$ 1,300
Future policy benefits	$ 1,300